UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-3104
                                                      --------

                           Centennial Tax Exempt Trust
                           ---------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: June 30
                                                 -------

                      Date of reporting period: 12/31/2008
                                                ----------

ITEM 1. REPORTS TO STOCKHOLDERS.

December 31, 2008

Centennial                         Semiannual Report and Management Commentaries
Tax Exempt Trust

TRUST EXPENSES

TRUST EXPENSES. As a shareholder of the Trust, you incur ongoing costs, including management fees; service fees; and other Trust expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended December 31, 2008.

ACTUAL EXPENSES. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Trust's actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Trust and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.


                        3 | CENTENNIAL TAX EXEMPT TRUST

TRUST EXPENSES Continued

                                BEGINNING          ENDING             EXPENSES
                                 ACCOUNT          ACCOUNT           PAID DURING
                                  VALUE            VALUE           6 MONTHS ENDED
ACTUAL                        JULY 1, 2008   DECEMBER 31, 2008   DECEMBER 31, 2008
------                        ------------   -----------------   -----------------
                                $1,000.00        $1,008.40             $3.35
HYPOTHETICAL
(5% return before expenses)
                                ---------        ---------             -----
                                 1,000.00         1,021.88              3.37

Expenses are equal to the Trust's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The annualized expense ratio based on the 6-month period ended December 31, 2008 is as follows:

EXPENSE RATIO
-------------
    0.66%

The "Financial Highlights" table in the Trust's financial statements, included in this report, also show the gross expense ratio, without such waivers or reimbursements and reduction to custodian expenses, if applicable.


                        4 | CENTENNIAL TAX EXEMPT TRUST

STATEMENT OF INVESTMENTS December 31, 2008 / Unaudited

                                                                                        PRINCIPAL
                                                                                          AMOUNT            VALUE
                                                                                     ---------------   ---------------
SHORT-TERM TAX-EXEMPT OBLIGATIONS--99.7%
ALABAMA--2.9%
AL IDAU RB, Well Built Cabinet, Inc. Project, 1.90%(1)                               $       205,000   $       205,000
AL IDAU RB, Whitesell Project, 1.60%(1)                                                      545,000           545,000
Autauga Cnty., AL IDAU RB, Marshall Prattville, 1.45%(1)                                   2,205,000         2,205,000
Birmingham, AL Special Care Facilities FAU RB, United Cerebral Palsy
   Project, 1.75%(1)                                                                       1,610,000         1,610,000
Calhoun Cnty., AL ED Council RB, Southern Bag Corp. Ltd.
Expansion Project, Series 1998, 2%(1)                                                      2,500,000         2,500,000
Fairhope, AL AA Airport Improvement RB, Series 2007, 1.30%(1)                              8,845,000         8,845,000
Florence, AL IDB IDV RB, Nichols Wire, Inc. Project, Series A, 1.60%(1)                    2,375,000         2,375,000
Fultondale, AL IDB RRB, Melsur Corp. Project, Series 2005, 3.50%(1)                        1,890,000         1,890,000
Gardendale, AL MH RRB, Ascot Place Apts. Project, 2.05%(1)                                 1,465,000         1,465,000
Gardendale, AL MH RRB, Meadow Wood Apts. Project, 2.05%(1)                                 1,484,000         1,484,000
Gardendale, AL MH RRB, Woodbrook Apts. Project, 2.05%(1)                                   3,200,000         3,200,000
Lee Cnty., AL IDAU RB, LifeSouth Community Blood Centers, Inc. Project, 0.90%(1)           1,480,000         1,480,000
Mobile, AL IDB RB, HighProv LLC Project, Series 2006, 1.30%(1)                             6,000,000         6,000,000
Spanish Fort, AL RA RB, MACON Trust Certificates Series 2007-306, 1.30%(1, 2)              4,295,000         4,295,000
Tuscaloosa Cnty., AL BOE RB, Series 97-B, 1.75%(1)                                           900,000           900,000
Tuscaloosa Cnty., AL IDAU RB, Gulf Opportunity Zone Hunt Refining Project,
   Series 2008, 1.15%(1)                                                                  10,000,000        10,000,000
Tuscaloosa Cnty., AL IDAU RB, Gulf Opportunity Zone, Hunt Refining Project,
   Series 2008C, 1.15%(1)                                                                 10,000,000        10,000,000
                                                                                                       ---------------
                                                                                                            58,999,000
                                                                                                       ---------------
ARIZONA--3.4%
AZ First Matrix Charter School Trust II Pass-Through Certificates,
   Series 2005, Cl. A, 1.40%(1, 2)                                                        14,062,000        14,062,000
AZ HFAU Hospital System RB, BNP Paribas STARS Certificate Trust-Series 2007-8,
   1.38%(1, 2)                                                                            12,430,000        12,430,000
Chandler, AZ IDAU RB, Tri-City Baptist Church Project, Series 2007, 1.75%(1)               5,200,000         5,200,000
Phoenix, AZ IDAU MH RRB, Del Mar Terrace, Series A, 0.89%(1)                              11,500,000        11,500,000
Phoenix, AZ IDAU RB, Pilgrim Rest Foundation, Inc. Project, Series A, 1.15%(1)             4,500,000         4,500,000
Phoenix, AZ IDAU Student Hsg. RB, MSTFC Series 2079, 1.27%(1, 2)                          16,450,000        16,450,000
Pima Cnty., AZ IDAU RB, Delaware Military Academy, 1.08%(1)                                5,000,000         5,000,000
                                                                                                       ---------------
                                                                                                            69,142,000
                                                                                                       ---------------


                        F1 | CENTENNIAL TAX EXEMPT TRUST

STATEMENT OF INVESTMENTS Unaudited / Continued

                                                                                        PRINCIPAL
                                                                                          AMOUNT            VALUE
                                                                                     ---------------   ---------------
CALIFORNIA--5.2%
CA GOUN, SPEARS Deutsche Bank/Lifers Trust-Series DBE-637, 1.24%(1, 2)               $    21,319,000   $    21,319,000
CA I&E Development Bank RRB, The Colburn School, Series 2008B, 0.90%(1)                    4,500,000         4,500,000
CA RB, SPEARS Deutsche Bank/Lifers Trust-Series DB-477, 1.24%(1, 2)                        2,700,000         2,700,000
CA SCDAU MH RRB, PTTR, IAC Project, Series 2680, 1.35%(1, 2)                              18,000,000        18,000,000
CA SCDAU RB, MSTFC Series 2008-2742, 1.27%(1, 2)                                           1,510,000         1,510,000
CA Statewide CDAU RB, Trinity Children & Family Services, 0.55%(1)                         3,100,000         3,100,000
Foothill-De Anza, CA Community College District GOUN, MSTFC Series 2006-1844,
   1.27%(1, 2)                                                                            26,000,000        26,000,000
Glendale, CA Adventist Health RRB, Wells Fargo Stage Trust-Series 2008-62C,
   1.22%(1)                                                                               16,420,000        16,420,000
Hemet, CA USD COP, School Facilities Project, Series 2006, 1.15%(1)                        4,000,000         4,000,000
Irvine, CA USD SPTX Bonds, Austin Trust Certificates-Series BOA 315, 1.03%(1, 2)           1,575,000         1,575,000
Oxnard, CA FAU Water RB, Eclipse Funding Trust Solar Eclipse
   Certificates-Series 2006-0085, 1.90%, 6/1/09(2, 3)                                      3,000,000         3,000,000
San Diego, CA Public Facilities Water RB, PTTR, Series 2595, 1.15%(1, 2)                   4,385,000         4,385,000
                                                                                                       ---------------
                                                                                                           106,509,000
                                                                                                       ---------------
COLORADO--3.2%
Arista Metro District, CO Special Ltd. RB, Broomfield Event Center Parking
   Project, Series 2006A, 0.85%(1)                                                         4,980,000         4,980,000
Centerra Metropolitan District No. 1, CO Improvement RRB, Series 2008, 0.85%(1)           14,000,000        14,000,000
CO ECFA RB, Emmanuel School of Religion Project, 1.60%(1)                                  3,625,000         3,625,000
CO ECFA RB, St. Mary's Academy Project, Series 1999, 0.94%(1)                              2,790,000         2,790,000
Commerce City, CO Northern Infrastructure General Improvement District
   REF GOUN, Series 2002, 1.25%(1)                                                           800,000           800,000
Denver, CO City & Cnty. MH RRB, Garden Ct Community Project, Series 2008,
   1.15%(1)                                                                                8,150,000         8,150,000
Denver, CO Urban Renewal Authority Tax Increment RRB, Downtown Denver Project,
   Series A-1, 0.85%(1)                                                                    3,800,000         3,800,000
Denver, CO Urban Renewal Authority Tax Increment RRB, Downtown Denver Project,
   Series C, 0.85%(1)                                                                      7,590,000         7,590,000
Denver, CO Urban Renewal Authority Tax Increment RRB, Stapleton Project,
   Series A-1, 1.20%(1)                                                                    4,000,000         4,000,000
Longmont, CO Harvest Junction Metropolitan District GOLB, Series 2006, 1.20%(1)            2,900,000         2,900,000
Midcities Metro District No. 1, CO RRB, Series 2004A, 1.35%(1)                            13,760,000        13,760,000
                                                                                                       ---------------
                                                                                                            66,395,000
                                                                                                       ---------------


                        F2 | CENTENNIAL TAX EXEMPT TRUST

                                                                                        PRINCIPAL
                                                                                          AMOUNT            VALUE
                                                                                     ---------------   ---------------
DELAWARE--0.7%
DE EDAU RB, Archmere Academy Project, Series 2006, 1.78%(1)                          $     2,300,000   $     2,300,000
DE EDAU RB, Catholic Diocese of Wilmington Project, Series 2002, 1.28%(1)                 11,300,000        11,300,000
                                                                                                       ---------------
                                                                                                            13,600,000
                                                                                                       ---------------
FLORIDA--9.1%
Alachua Cnty., FL HFA MH RB, Santa Fe Apts. II Project, 1.20%(1)                           8,500,000         8,500,000
Alachua Cnty., FL IDV RB, Oak Hall Private School Project, Series 2007, 1.32%(1)           3,000,000         3,000,000
Brevard Cnty., FL HFAU HCF RRB, Health First, Inc. Project, 1.10%(1)                       1,240,000         1,240,000
Brevard Cnty., FL RB, Holy Trinity Episcopal Academy, Series 1999, 2.10%(1)                3,605,000         3,605,000
Citizens Property Insurance Corp., FL RRB, SGMSTR Series 2008 SG46, 1.25%(1, 2)           12,500,000        12,500,000
Clay Cnty., FL Educational Facilities RB, St. John's Country Day School Project,
   Series 2002, 0.85%(1)                                                                   2,935,000         2,935,000
Dade Cnty., FL IDAU RB, U.S. Holdings, Inc. Project, Series 1996A, 1.92%(1)                1,200,000         1,200,000
FL Development Finance Corp. IDV RRB, Charlotte Community Project,
   Series 2001A3, 1.32%(1)                                                                 1,190,000         1,190,000
FL HFC MH Mtg. RB, Mariners Cay Apts., Series 2008 M, 1.20%(1)                             2,750,000         2,750,000
Fort Pierce, FL HF RB, New Horizons Project, Series 1997, 1.37%(1)                         2,175,000         2,175,000
Highlands Cnty., FL HFAU RB, Adventist Health System Sunbelt, Series 1996-A,
   1.35%(1)                                                                                3,500,000         3,500,000
Highlands Cnty., FL HFAU RB, Adventist Health System Sunbelt, Series 2005-G,
   1.30%(1)                                                                                5,000,000         5,000,000
Highlands Cnty., FL HFAU RRB, Adventist Health System Sunbelt, Series 2003A,
   1.90%(1)                                                                               23,500,000        23,500,000
Jacksonville, FL HFA MH RRB, St. Augustine Apts., 0.85%(1)                                 3,300,000         3,300,000
Jacksonville, FL IDV RB, University of Florida Health Science Center Project,
   Series 1989, 1.15%(1)                                                                   2,000,000         2,000,000
Lake Cnty., FL Capital Improvement RB, SPEARS Deutsche Bank/Lifers
   Trust-Series DB-492, 1.38%(1, 2)                                                        7,000,000         7,000,000
Lakeland, FL Energy System RRB, Series B, 1.10%(1)                                         5,400,000         5,400,000
Manatee Cnty., FL RRB, St. Stephen's Upper School Project, Series 2000, 1.20%(1)           5,600,000         5,600,000
Miami, FL HFFAU RRB, Jewish Home & Hospital for Aged Project, Series 2005,
   0.85%(1)                                                                                2,000,000         2,000,000
Miami-Dade Cnty., FL EDLFA RB, Carlos Albizu University Project, 1.25%(1)                  2,800,000         2,800,000
Miami-Dade Cnty., FL EDLFA RB, MSTFC Series 2008-2710, 1.27%(1, 2)                         7,410,000         7,410,000
Miami-Dade Cnty., FL EDLFA RRB, MSTFC Series 2006-2055, 1.27%(1, 2)                       15,200,000        15,200,499
Miami-Dade Cnty., FL IDAU RB, Gulliver Schools Project, Series 2000, 1.22%(1)              9,300,000         9,300,000
Miami-Dade Cnty., FL SPO RB, SPEARS Deutsche Bank/Lifers Trust-Series DBE-538,
   1.25%(1, 2)                                                                             2,265,000         2,265,000
Miami-Dade, FL IDAU RB, Carrollton School Project, Series 1999, 1.22%(1)                   3,000,000         3,000,000
Orange Cnty., FL HF Authority RB, SHCC Services, Inc., Project, Series 1992,
   1.22%(1)                                                                                1,000,000         1,000,000


                        F3 | CENTENNIAL TAX EXEMPT TRUST

STATEMENT OF INVESTMENTS Unaudited / Continued

                                                                                        PRINCIPAL
                                                                                          AMOUNT            VALUE
                                                                                     ---------------   ---------------
FLORIDA Continued
Orange Cnty., FL HFAU RB, Presbyterian Retirement Communities Project,
   Series A, 1.58%(1)                                                                $     5,100,000   $     5,100,000
Orange Cnty., FL IDAU RB, Independent Blood & Tissue Services of Florida,
   Series 2002, 0.85%(1)                                                                   5,545,000         5,545,000
Orange Cnty., FL School Board COP, SPEARS Deutsche Bank/Lifers Trust-Series
   DBE-553, 1.25%(1, 2)                                                                    2,875,000         2,875,000
Palm Beach Cnty., FL HFAU RB, Bethesda Healthcare Systems Project, Series 2001,
   1.10%(1)                                                                               14,245,000        14,245,000
Palm Beach Cnty., FL RRB, Pine Crest Preparatory School, Series 2008, 1.20%(1)            15,500,000        15,500,000
Pinellas Cnty., FL IDAU RB, Neighborly Care Network Project, Series 2008, 1.25%(1)         2,000,000         2,000,000
University of North Florida Financing Corp. RB, SPEARS Deutsche Bank/Lifers
   Trust-Series DBE-594, 1.25%(1, 2)                                                       5,290,000         5,290,000
                                                                                                       ---------------
                                                                                                           187,925,499
                                                                                                       ---------------
GEORGIA--5.9%
Bibb Cnty., GA DAU RB, Methodist Homes of South Georgia Conference Project,
   0.90%(1)                                                                                  700,000           700,000
Clayton Cnty., GA HA RANs, Southern Regional Medical Center Project,
   Series 1998B, 1.27%(1)                                                                  8,970,000         8,970,000
Cobb Cnty., GA DAU IDAU RRB, Institute of Nuclear Power Operations Project,
   1.27%(1)                                                                                7,180,000         7,180,000
De Kalb Cnty., GA DAU RB, Oglethorpe University Project, Series 1995, 1.27%(1)             2,850,000         2,850,000
DeKalb Cnty., GA DAU IDV RB, A.G. Rhodes Home at Wesley Project,
   Series 1996, 1.27%(1)                                                                   2,350,000         2,350,000
Fayette Cnty., GA DAU RB, Catholic School Properties, Inc. Project, Series 1999,
   2.01%(1)                                                                               13,250,000        13,250,000
Fulton Cnty., GA DAU RB, Lovett School Project, 0.85%(1)                                  11,500,000        11,500,000
Fulton Cnty., GA DAU RB, Metro Atlanta YMCA Project, Series 1995, 1.05%(1)                 3,890,000         3,890,000
Fulton Cnty., GA DAU RB, Metro Atlanta YMCA Project, Series 1997, 1.78%(1)                12,150,000        12,150,000
Fulton Cnty., GA DAU RB, Piedmont Healthcare, Inc., 0.85%(1)                               1,800,000         1,800,000
Fulton Cnty., GA DAU RB, Trinity School, Inc. Project, 1.27%(1)                            1,000,000         1,000,000
Fulton Cnty., GA DAU RB, Trinity School, Inc. Project, 1.27%(1)                              500,000           500,000
Fulton Cnty., GA DAU RB, Woodard Academy, Inc. Project, 0.85%(1)                           4,700,000         4,700,000
Fulton Cnty., GA DAU RRB, GA Tech Facilities Project, Series 2008B, 0.80%(1)                 500,000           500,000
GA GOUN, MSTFC Series 2006-1881, 1.95%(1, 4)                                              11,610,000        11,610,000
GA GOUN, PTTR, Series 3129129, 1.20%(1, 2)                                                 2,205,000         2,205,000
GA GOUN, Series 1996B, 6.25%, 4/1/09                                                         500,000           505,363
Gwinnett Cnty., GA DAU RB, Greater Atlanta Christian Schools, Inc., 0.85%(1)                 650,000           650,000
Gwinnett Cnty., GA HA RANs, Gwinnett Hospital System, Inc. Project, Series 2008B,
   0.80%(1)                                                                                  500,000           500,000


                        F4 | CENTENNIAL TAX EXEMPT TRUST

                                                                                        PRINCIPAL
                                                                                          AMOUNT            VALUE
                                                                                     ---------------   ---------------
GEORGIA Continued
Macon-Bibb Cnty., GA HA RANs, Medical Center of Central Georgia, 1.27%(1)            $     1,100,000   $     1,100,000
Macon/Bibb Cnty., GA HA RANs, Central Georgia Senior Health, Inc., 1.10%(1)               17,540,000        17,540,000
Roswell, GA HAU MH RRB. Wood Crossing Project, 1.78%(1)                                    2,050,000         2,050,000
Thomasville, GA HA RANs, John D. Archbold Hospital, 0.85%(1)                               8,100,000         8,100,000
Turner Cnty., GA DAU IDV RB, McElroy Metal Mill, Inc. Project, Series 2005,
   1.85%(1)                                                                                3,970,000         3,970,000
Ware Cnty., GA HA RANs, Baptist Village Project, Series 2000, 1.27%(1)                     1,100,000         1,100,000
                                                                                                       ---------------
                                                                                                           120,670,363
                                                                                                       ---------------
HAWAII--0.2%
HI HF&D Corp. MH RB, Lokahi Kau Project, Series 2008, 1.15%(1)                             5,200,000         5,200,000
IDAHO--0.3%
Cassia Cnty., ID IDC RB, East Valley Cattle LLC Project, 1.75%(1)                          7,000,000         7,000,000
ILLINOIS--3.8%
Chicago, IL Board of Education GOUN, SPEARS Deutsche Bank/Lifers Trust-Series
   DBE-653, 1.25%(1, 2)                                                                    8,615,000         8,615,000
Chicago, IL O'Hare International Airport RB, SPEARS Deutsche Bank/Lifers
   Trust-Series DBE-534, 1.25%(1, 2)                                                       2,280,000         2,280,000
Chicago, IL RB, Boys & Girls Clubs of Chicago Project, Series 2000, 3.30%(1)                 600,000           600,000
East Peoria, IL CD RRB, The Kroger Co., Series 2003, 1.35%(1)                              3,125,000         3,125,000
Hamilton Memorial Hospital District, IL RB, Hamilton Memorial Hospital Project,
   1.35%(1)                                                                               18,500,000        18,500,000
IL DFA IDV RB, Knead Dough Baking Co. Project, 2.30%(1)                                      800,000           800,000
IL DFA RB, Chicago Educational TV Assn., Series 1994A, 0.80%(1)                            1,500,000         1,500,000
IL DFA RB, Cown Court Properties Project, Series 2001A, 1.20%(1)                           2,075,000         2,075,000
IL DFA RB, Shelby Memorial Hospital Assn., Inc., Series 1999B-1, 0.93%(1)                  3,225,000         3,225,000
IL DFA Residential Rental RB, F.C. Harris Pavilion Project, Series 1994, 1.45%(1)          6,450,000         6,450,000
IL EDLFA RB, Field Museum Natural History, Series 1998, 0.75%(1)                           1,600,000         1,600,000
IL FAU RB, E. Kinast Project, Series 2005A, 2.30%(1)                                         700,000           700,000
IL FAU RB, Rush University Medical Center, Series 2008A, 0.95%(1)                          3,500,000         3,500,000
IL FAU RRB, Southern IL Healthcare Enterprises, 2008, 0.85%(1)                             4,580,000         4,580,000
IL HFAU RB, Revolving Fund Pooled Financing Program, Series 85D, 0.80%(1)                 11,900,000        11,900,000
Lake Cnty., IL MH RB, Whispering Oaks Apts. Project, 1.20%(1)                              3,250,000         3,250,000
Lake Zurich, IL IDV RB, Rose Road LLC Project, Series 2004, 2.30%(1)                         400,000           400,000
Lakemoor, IL MH RB, Lakemoor Apts. Project, Series 1985B, 3.30%(1)                               486               486
Southwestern, IL DAU RB, Arizon Cos. Of Illinois, Inc., Project, 2.15%(1)                  2,800,000         2,800,000
West Frankfort, IL IDV RRB, The Kroger Co., Series 2004, 1.35%(1)                            800,000           800,000
Wheeling, IL Industrial Project RB, V-S Industries, Inc. Project, 1.50%(1)                   910,000           910,000
                                                                                                       ---------------
                                                                                                            77,610,486
                                                                                                       ---------------


                        F5 | CENTENNIAL TAX EXEMPT TRUST

STATEMENT OF INVESTMENTS Unaudited / Continued

                                                                                        PRINCIPAL
                                                                                          AMOUNT            VALUE
                                                                                     ---------------   ---------------
INDIANA--3.5%
Carmel, IN RED District Tax Increment RB, Merchants' Pointe Project,
   Series 2001A, 2.05%(1)                                                            $       855,000   $       855,000
Hammond, IN ED RB, Castle & Co. Project, Series 1994, 2.30%(1)                               300,000           300,000
IN DFA ED RB, IVC Industrial Coatings, Inc. Project, 2.30%(1)                              1,165,000         1,165,000
IN H&EFA RRB, PTTR, Ascension Health, Series 2842, 1.20%(1, 2)                            13,925,000        13,925,000
IN HFFAU Hospital RB, Community Hospitals Project, Series B, 1.20%(1)                      2,115,000         2,115,000
IN HFFAU RB, Ascension Health, Series 2003E-6, 1.75%, 5/15/09(3)                           7,125,000         7,125,000
IN HFFAU RB, Clark Memorial Hospital Project, Series 2001, 1.15%(1)                        7,730,000         7,730,000
Indianapolis, IN ED RB, Visiting Nurse Service Foundation, 1.90%(1)                          965,000           965,000
Indianapolis, IN MH RB, Capital Place Apts., Series 2008, 1.10%(1)                        16,000,000        16,000,000
Mt. Vernon of Hancock Cnty., IN RB, SPEARS Deutsche Bank/Lifers Trust-Series
   DBE-584, 1.25%(1, 2)                                                                    9,380,000         9,380,000
St. Joseph Cnty., IN ED RB, Hannah & Friends Project, Series 2007, 1.25%(1)                2,210,000         2,210,000
Valpraiso, IN ED RB, Pines Village Retirement Community Project,
   Series 2008, 1.35%(1)                                                                  10,595,000        10,595,000
                                                                                                       ---------------
                                                                                                            72,365,000
                                                                                                       ---------------
IOWA--0.2%
IA Higher Education Loan Authority Private College
Facilities RB, Graceland, 1.20%(1)                                                         2,000,000         2,000,000
Le Mars, IA IDV RB, Feuerhelm Properties LP Project, Series 2000A, 1.75%(1)                1,850,000         1,850,000
                                                                                                       ---------------
                                                                                                             3,850,000
                                                                                                       ---------------
KENTUCKY--3.1%
Christian Cnty., KY Assn. of Cntys. Leasing Trust RB, Series B, 1.10%(1)                   2,000,000         2,000,000
Hancock Cnty., KY Industrial Building RRB, Southwire Co. Project,
   Series 1992A, 1.35%(1)                                                                 20,000,000        20,000,000
Hancock Cnty., KY SWD RB, NSA Ltd. Project, Series 1998, 1.55%(1)                          7,815,000         7,815,000
KY EDFAU Industrial Building RB, Goodwill Industries KY, Inc. Project, 1.13%(1)            8,200,000         8,200,000
Louisville & Jefferson Cnty., KY RRB, Reset Option Certificates II-R Trust-Series
   672CE, 1.40%(1, 2)                                                                      3,555,000         3,555,000
Montgomery Cnty., KY Industrial Building RB, Connecticut Fineblanking Corp.
   Project, Series 1996, 1.47%(1)                                                          1,800,000         1,800,000
Morgantown, KY SWD Facilities RB, IMCO Recycling, Inc. Project, Series 2004,
   1.50%(1)                                                                                5,000,000         5,000,000
Oldham Cnty., KY Industrial Building RB, Parts Unlimited, Inc. Project,
   Series 2005, 2.65%(1)                                                                   1,812,000         1,812,000
Somerset, KY Industrial Building RB, Tibbals Flooring Co. Project, Series 1989,
   1.60%(1)                                                                               10,000,000        10,000,000
Williamstown, KY League of Cities Funding Trust RB, YMCA of Wichita Project,
   Seriex XI 1998, 1.35%(1)                                                                4,000,000         4,000,000
                                                                                                       ---------------
                                                                                                            64,182,000
                                                                                                       ---------------


                        F6 | CENTENNIAL TAX EXEMPT TRUST

                                                                                        PRINCIPAL
                                                                                          AMOUNT            VALUE
                                                                                     ---------------   ---------------
LOUISIANA--2.4%
LA Local Government Environmental Facilities DAU RB, Hollybrook Cottonseed
   Processing, 1.75%(1)                                                              $     1,600,000   $     1,600,000
LA Local Government Environmental Facilities DAU RB, Hollybrook Enterprises LLC,
   1.75%(1)                                                                                2,080,000         2,080,000
LA Local Government RB, SPEARS Deutsche Bank/Lifers Trust-Series DBE-656,
   1.25%(1, 2)                                                                            10,495,000        10,495,000
LA Public FA RB, BB&T Municipal Trust Securities, Series 4000, 1.33%(1, 2)                 5,100,000         5,100,000
LA Public FA RB, Blood Center Properties, Inc. Project, Series 2000, 1.65%(1)                900,000           900,000
LA St. Tammany Parish Development District Gulf Opportunity Zone RB, 1077
   Properties LLC Project, 1.75%(1)                                                        2,240,000         2,240,000
LA St. Tammany Parish Development District Gulf Opportunity Zone RB, 12/59
   Properties LLC Project, 1.75%(1)                                                        3,310,000         3,310,000
LA St. Tammany Parish Development District Gulf Opportunity Zone RB, BCS LLC
   Project, 1.75%(1)                                                                       3,680,000         3,680,000
St. John Baptist Parish, LA RB, MSTFC Series 2006-2116, 1.40%(1, 2)                       19,760,000        19,760,000
                                                                                                       ---------------
                                                                                                            49,165,000
                                                                                                       ---------------
MAINE--0.2%
Biddeford, ME RB, DK Assoc. LLC & Volk Packaging Corp.
Project, Series 1997, 1.07%(1)                                                               220,000           220,000
Dover-Foxcroft, ME RB, Pleasant River Lumber Co., Series 2002, 1.70%(1)                    1,600,000         1,600,000
ME FAU RB, Kents Hill School, Series 2006, 1.25%(1)                                        2,375,000         2,375,000
                                                                                                       ---------------
                                                                                                             4,195,000
                                                                                                       ---------------
MARYLAND--4.1%
Baltimore Cnty., MD RB, Maryvale Prep School Facilities, Series 2005A, 1.30%(1)            2,875,000         2,875,000
Baltimore Cnty., MD RRB, Cross Creek Apts. Facilities, Series 2008, 1.18%(1)               4,465,000         4,465,000
Howard Cnty., MD MH RB, Sherwood Crossing Apts., Series 2003, 1.20%(1)                    13,910,000        13,910,000
MD Community Development Administration MH RB, Crusader Arms Apts.,
   Series 2008D, 0.95%(1)                                                                  2,615,000         2,615,000
MD Community Development Administration MH RB, Hopkins Village Apts.,
   Series 2008F, 1.20%(1)                                                                  3,000,000         3,000,000
MD EDC RB, Goodwill Industries Project, Series 1999, 1.27%(1)                              1,975,000         1,975,000
MD EDC RRB, YMCA of Central Maryland, Inc. Project, Series 2003, 1.25%(1)                  2,465,000         2,465,000
MD HE&HFA RB, Friends School of Baltimore, Series 2004, 0.85%(1)                           2,700,000         2,700,000
MD HE&HFA RB, Woodmont Academy, Series 2008, 1.33%(1)                                      3,775,000         3,775,000
MD HE&HFA RRB, University of MD Medical System, Series 2008E, 1.22%(1)                    10,000,000        10,000,000
MD Health & HEFAU RB, Sheppard Pratt Health, Series 2003B, 1.27%(1)                        6,405,000         6,405,000
MD State HE&HFA RB, Villa Julie College, 1.15%(1)                                          1,615,000         1,615,000
Montgomery Cnty., MD Consolidated Public Improvement GOUN, Series 2002A, 5%,
   2/1/09                                                                                  1,240,000         1,243,316


                        F7 | CENTENNIAL TAX EXEMPT TRUST

STATEMENT OF INVESTMENTS Unaudited / Continued

                                                                                        PRINCIPAL
                                                                                          AMOUNT            VALUE
                                                                                     ---------------   ---------------
MARYLAND Continued
Montgomery Cnty., MD ED RB, Sandy Spring Friends School Facility,
   Series 2004, 0.85%(1)                                                             $     3,000,000   $     3,000,000
Montgomery Cnty., MD Housing Opportunities Commission RRB, Multiple Purpose,
   Series 2007C, 1.08%(1)                                                                  5,000,000         5,000,000
Prince Georges Cnty., MD SPO Bonds, MSTFC Series 2006-2128, 1.27%(1, 2)                   13,710,000        13,710,000
University System of Maryland COP, College Park Business School, Series 2000,
   1.30%(1)                                                                                5,945,000         5,945,000
                                                                                                       ---------------
                                                                                                            84,698,316
                                                                                                       ---------------
MASSACHUSETTS--0.9%
MA DFA RB, Newbridge MACON Trust Certificates Series 2007-344, 1.36%(1, 2)                 8,000,000         8,000,000
MA DFA RB, Worcester Academy Project, 1.25%(1)                                             2,500,000         2,500,000
MA GOUN, SGMSTR Series 2008 SG52, 1.25%(1, 2)                                              4,250,000         4,250,000
MA H&EFA RB, Harvard Vanguard Medical, MACON Trust Certificates Series 2007-310,
   1.30%(1, 2)                                                                             3,375,000         3,375,000
                                                                                                       ---------------
                                                                                                            18,125,000
                                                                                                       ---------------
MICHIGAN--0.1%
MI Strategic Fund Ltd. RB, Methodist Children's Home, Series 1995, 1.65%(1)                1,500,000         1,500,000
Oakland Cnty., MI EDC RB, Rose Hill Center, Inc. Project, 3.65%(1)                           100,000           100,000
                                                                                                       ---------------
                                                                                                             1,600,000
                                                                                                       ---------------
MINNESOTA--2.8%
Anoka-Hennepin, MN ISD No. 11 School Building REF GOUN, Series 2002A, 5%, 2/1/09           1,500,000         1,503,445
Becker, MN IDV RB, Plymouth Foam Project, Series 04, 1.65%(1)                              1,770,000         1,770,000
Bloomington, MN CD RB, 94th Street Associates Project, Series 1985, 1.30%(1)               3,405,000         3,405,000
Bloomington, MN CD RB, James Avenue Associates Project, Series 1985, 1.30%(1)              3,310,000         3,310,000
East Grand Forks, MN SWD RRB, American Crystal Sugar Co., 1.75%(1)                         5,000,000         5,000,000
Eden Prairie, MN MH RRB, Lake Place Apts. Project, Series 1998, 1.23%(1)                     565,000           565,000
Eden Prairie, MN MH RRB, Park at City West Apts., Series 2001, 1.34%(1)                      300,000           300,000
Jenkins, MN IDV RB, Pequot Tool & Manufacturing, Inc. Project,
   Series 2007, 1.45%(1)                                                                   1,035,000         1,035,000
Kittson, MN Central ISD No. 2171 School Building GOUN, Series 2008A, 4%, 2/1/09              170,000           170,166
MN GOUN, PTTR, Series 3265, 1.20%(1, 2)                                                    6,000,000         6,000,000
MN RB, Austin Trust Certificates-Series 10001, 1.45%(1, 2)                                27,307,000        27,307,000
MN REF GOUN, Series 2003, 5%, 8/1/09                                                       1,000,000         1,018,284
Robbinsdale, MN ISD No. 281 School Building GOUN, Series 2001, 5%, 2/1/09                    750,000           751,745
Rochester, MN IDV RRB, Seneca Foods Corp. Project, Series 1992, 1.50%(1)                   4,675,000         4,675,000


                        F8 | CENTENNIAL TAX EXEMPT TRUST

                                                                                        PRINCIPAL
                                                                                          AMOUNT            VALUE
                                                                                     ---------------   ---------------
MINNESOTA Continued
West St. Paul Mendota Heights, MN ISD No. 197 REF GOUN, Series 2008B, 3%, 2/1/09     $     1,890,000   $     1,890,941
                                                                                                       ---------------
                                                                                                            58,701,581
                                                                                                       ---------------
MISSISSIPPI--0.7%
MS Business Finance Corp. RB, Hattiesburg Clinic Professional Assn. Project,
   1.60%(1)                                                                                4,120,000         4,120,000
MS Business Finance Corp. RB, JKW Real Estate LLC Project, 1.75%(1)                        2,145,000         2,145,000
Newton, MS IDV RRB, La-Z-Boy Chair Co. Project, Series 1991, 2.10%(1)                      5,350,000         5,350,000
Panola Cnty., MS IDV RRB, The Kroger Co., Series 2003, 1.35%(1)                            3,250,000         3,250,000
                                                                                                       ---------------
                                                                                                            14,865,000
                                                                                                       ---------------
MISSOURI--1.0%
Brentwood, MO TXAL Bonds, 8300 Eager Rd. Project, Series 2007 1-A, 1.32%(1, 2)             7,675,000         7,675,000
Jackson Cnty., MO IDA RB, Linda Hall Library Project, 1.52%(1)                             6,700,000         6,700,000
St. Charles Cnty., MO IDAU RB, National Cart Project, Series A, 1.65%(1)                     960,000           960,000
St. Charles Cnty., MO IDAU RB, Trinity Manufacturing Project, 2.05%(1)                     3,300,000         3,300,000
St. Louis Cnty., MO IDAU MH RB, Heatherbrook Gardens Apts., Series 1992, 1.46%(1)          1,765,000         1,765,000
                                                                                                       ---------------
                                                                                                            20,400,000
                                                                                                       ---------------
NEBRASKA--0.6%
Omaha, NE PP District RB, Eclipse Funding Trust Solar Eclipse
   Certificates-Series 2006-0025, 1.15%(1, 2)                                             12,600,000        12,600,000
NEW HAMPSHIRE--0.2%
NH HFA MH RRB, EQR Board Partnership Manchester Project, 1%(1)                             4,625,000         4,625,000
NEW JERSEY--0.1%
NJ EDAU RB, Paddock Realty LLC Project, Series 2006, 1.45%(1)                              1,205,000         1,205,000
NEW YORK--3.2%
Chautauqua Cnty., NY IDA IDV RB, Red Wing Co., Inc. Project, 2.30%(1, 2)                   1,800,000         1,800,000
Erie Cnty., NY IDA Civic Facilities RB, Buffalo Canisius High School, 1.30%(1)            14,450,000        14,450,000
Forest City/New Rochelle, NY RB, Sr. Certificates Beneficial Ownership Trust,
   Series 2003, 3.50%(1)                                                                   1,050,000         1,050,000
NY Upstate Telecommunications Corp. RB, Series 2005, 1.30%(1)                              5,115,000         5,115,000
NYC MWFAU RRB, PTTR, Series 3223, 1.18%(1, 2)                                             14,330,000        14,330,000
NYC TFA RB, MERLOTS Series 1999B, 1.30%(1, 2)                                              8,565,000         8,565,000
NYS HFA RB, North End Ave. Housing, Series 2004A, 0.55%(1)                                 3,750,000         3,750,000
NYS UDC COP, Reset Option Certificates II-R Trust-Series 10011CE, 1.39%(1, 2)              1,500,000         1,500,000
NYS UDC RB, PTTR, Series 2887, 1.18%(1, 2)                                                 1,300,000         1,300,000
Oneida Cnty., NY IDA Civic Facilities RB, Rome Memorial Hospital, Inc. Project,
   Series 2005, 1.30%(1)                                                                   4,600,000         4,600,000


                        F9 | CENTENNIAL TAX EXEMPT TRUST

STATEMENT OF INVESTMENTS Unaudited / Continued

                                                                                        PRINCIPAL
                                                                                          AMOUNT            VALUE
                                                                                     ---------------   ---------------
NEW YORK Continued
Onondaga Cnty., NY IDA Civic Facilities RB, Syracuse Resch
Corp. Project, Series 2005, 1.30%(1)                                                 $     9,400,000   $     9,400,000
                                                                                                       ---------------
                                                                                                            65,860,000
                                                                                                       ---------------
NORTH CAROLINA--1.6%
NC Capital Facilities Finance Agency EDLFA RB, Charlotte Country Day School,
   1.20%(1)                                                                                9,440,000         9,440,000
NC Capital Facilities Finance Agency EDLFA RB, High Point University Project,
   1.25%(1)                                                                                4,000,000         4,000,000
NC Capital Facilities Finance Agency EDLFA RRB, Cannon School, Inc. Project,
   Series 2002, 1.78%(1)                                                                   2,340,000         2,340,000
NC Capital Facilities Finance Agency EDLFA RRB, Guilford College Project, 1.25%(1)         3,940,000         3,940,000
NC Medical Care Commission HCF RRB, University Health System of Eastern Carolina,
   Series 2008 B-2, 0.95%(1)                                                               5,200,000         5,200,000
NC Medical Care Commission HCF RRB, University Health System of Eastern Carolina,
   Series 2008 B1, 0.68%(1)                                                                4,000,000         4,000,000
NC POAU Facility RRB, Series 2008, 1.25%(1)                                                3,500,000         3,500,000
                                                                                                       ---------------
                                                                                                            32,420,000
                                                                                                       ---------------
OHIO--6.0%
Butler Cnty., OH Capital Funding RB, Series A, 1.20%(1)                                    3,020,000         3,020,000
Columbus, OH Regional AA Capital Funding RB, Municipal Pooled Financing Program,
   1.20%(1)                                                                                4,110,000         4,110,000
Columbus, OH Regional Airport Authority RB, 0.80%, 1/9/09                                 10,500,000        10,500,000
Columbus, OH Regional Airport Authority RB, Series 2008A, 1.60%, 1/14/09                   5,500,000         5,500,000
Darke Cnty., OH HCF RB, Wayne Hospital Project, Series 2007, 1.75%(1)                     46,865,000        46,865,000
Hamilton Cnty., OH Health Care RB, Life Enriching Communities Project, Series B,
   1.15%(1)                                                                                1,000,000         1,000,000
Lorain Cnty., OH Hospital Facilities RRB, EMH Regional Medical Center Project,
   Series 08, 1.25%(1)                                                                     3,000,000         3,000,000
Madeira, OH ED RRB, The Kroger Co., Series 2004, 1.35%(1)                                  2,050,000         2,050,000
Medina Cnty., OH IDV RB, Fire-Dex, Inc. Project, Series 1997, 1.80%(1)                       685,000           685,000
Pike Cnty., OH HCF RB, Traditions Healthcare, 1.30%(1)                                     2,100,000         2,100,000
Rickenbacker, OH POAU Capital Funding RB, Reset Option Certificates II-R
   Trust-Series 591CE, 1.40%(1, 2)                                                         5,620,000         5,620,000
Stark Cnty., OH IDV RRB, The Kroger Co., Series 2004, 1.35%(1)                             3,100,000         3,100,000
Wood Cnty., OH Hospital Facilities RRB, Wood Cnty. Hospital Assoc. Project,
   Series 2008, 1.30%(1)                                                                  35,525,000        35,525,000
                                                                                                       ---------------
                                                                                                           123,075,000
                                                                                                       ---------------


                        F10 | CENTENNIAL TAX EXEMPT TRUST

                                                                                        PRINCIPAL
                                                                                          AMOUNT            VALUE
                                                                                     ---------------   ---------------
OKLAHOMA--0.7%
Cleveland Cnty., OK Home Loan Authority SFM RRB, Series 2006, 0.46%, 1/23/09(3)      $     8,769,000   $     8,769,000
Oklahoma Cnty., OK FAU IDV RB, Factory Direct Project, Series 2001A, 2.30%(1)              1,000,000         1,000,000
Tulsa, OK IDV RB, SGMSTR Series 2008 SGC-41, Cl., 1.25%(1, 2)                              4,390,000         4,390,000
                                                                                                       ---------------
                                                                                                            14,159,000
                                                                                                       ---------------
OREGON--0.3%
Salem, OR Hospital Facilities Authority RB, Salem Hospital Project, 1.15%,
   1/2/09(3)                                                                               6,000,000         6,000,000
PENNSYLVANIA--3.1%
Butler Cnty., PA General Authority RRB, SGMSTR Series 2008 5658, Cl. A,
   1.25%(1, 2)                                                                             5,090,000         5,090,000
Dauphin Cnty., PA General Authority RRB, SDI Pooled Financing Program II,
   1.20%(1)                                                                                2,900,000         2,900,000
Delaware Cnty., PA Authority RRB, Elwyn, Inc. Project, Series 2005B, 0.90%(1)              3,050,000         3,050,000
Erie Cnty., PA HA HF RRB, St. Mary's Home of Erie Project, Series B, 0.85%(1)              2,100,000         2,100,000
Franklin Cnty., PA IDAU RB, Menno Haven Projects, Series 2008, 1.45%(1)                   10,705,000        10,705,000
Horizon HA, PA Senior Health & Housing Facilities RRB, St. Paul Homes Project,
   1.30%(1)                                                                                9,200,000         9,200,000
Lancaster Cnty., PA HA RRB, Masonic Homes Project, Series A, 0.90%(1)                      3,555,000         3,555,000
Montgomery Cnty., PA HE&H Authority RRB, William Penn Charter, 1.08%(1)                    4,500,000         4,500,000
Montgomery Cnty., PA IDAU RRB, Lasalle College High School, Series 2007A, 1.08%(1)         5,000,000         5,000,000
PA HEFA RB, AICUP Program, Series 1999-E3, 1.08%(1)                                        7,600,000         7,600,000
PA HEFA RB, AICUP Program, Series 2002-J2, 1.08%(1)                                        1,900,000         1,900,000
Quakertown, PA General Authority RB, Pooled Financing Program, Series 1996A,
   0.80%(1)                                                                                7,615,000         7,615,000
                                                                                                       ---------------
                                                                                                            63,215,000
                                                                                                       ---------------
SOUTH CAROLINA--0.8%
Beaufort Cnty., SC SDI GOUN, Series 2000B, 5.50%, 1/1/09                                   1,000,000         1,005,833
Kershaw Cnty., SC SDI GOUN, Series 2000, 7%, 2/1/09                                          710,000           712,898
Lancaster Cnty., SC SDI REF GOUN, Series 2008, 4%, 3/1/09                                  1,925,000         1,930,641
Lexington & Richland Cntys., SC SDI No. 005 GOUN, 4%, 3/1/09                                 200,000           200,413
Lexington Cnty., SC SDI No. 001 GOUN, Series 2007A, 5%, 2/1/09                             1,000,000         1,001,785
SC EDLFA RRB, Private Nonprofit Institutions-Newberry College, Series 2008,
   1.25%(1)                                                                                2,500,000         2,500,000
SC HF&D Authority MH RB, Rental Housing-Brookside Crossing Apts., 1.20%(1)                 4,900,000         4,900,000
SC Jobs EDAU RB, Shannon Forest Project, Series 2003, 1.25%(1)                             2,420,000         2,420,000
SC Jobs EDAU RB, Supreme Machined Products Co., 1.45%(1)                                   2,300,000         2,300,000
Sumter Cnty., SC SDI No. 17 REF GOUN, Series 2008, 3%, 3/1/09                                590,000           590,890
                                                                                                       ---------------
                                                                                                            17,562,460
                                                                                                       ---------------


                        F11 | CENTENNIAL TAX EXEMPT TRUST

STATEMENT OF INVESTMENTS Unaudited / Continued

                                                                                        PRINCIPAL
                                                                                          AMOUNT            VALUE
                                                                                     ---------------   ---------------
SOUTH DAKOTA--0.5%
SD H&EFA RRB, Sanford Health & Hospital, Series 2001B, 1.55%(1)                      $     2,000,000   $     2,000,000
SD H&EFA RRB, Sanford Health & Hospital, Series 2001C, 1.30%(1)                            7,500,000         7,500,000
                                                                                                       ---------------
                                                                                                             9,500,000
                                                                                                       ---------------
TENNESSEE--1.5%
Blount Cnty., TN HE&HFB RB, Presbyterian Homes Tenessee Project, 1.27%(1)                  1,695,000         1,695,000
Chattanooga, TN HE&HFB RB, McCallie School Project, Series 1998, 1.27%(1)                  1,945,000         1,945,000
Dayton, TN IDB EDLFA RB, Bryan College Dorm Project, Series 2006, 1.75%(1)                 4,000,000         4,000,000
Dickson Cnty., TN IDB RB, Renaissance Learning Center Project, Series 1997,
   0.90%(1)                                                                                4,100,000         4,100,000
Greenville, TN H&EFB RRB, Laughlin Memorial Hospital, Inc. Project, Series 2004,
   0.85%(1)                                                                                  500,000           500,000
Hendersonville, TN IDB Educational Facilities RB, Pope John Paul II High School,
   1.27%(1)                                                                                  600,000           600,000
Jackson, TN HE&HFB RB, University School of Jackson Project, 1.75%(1)                      1,000,000         1,000,000
Knox Cnty., TN HE&HFB Educational Facilities RB, Webb School Knoxville Project,
   1.27%(1)                                                                                4,870,000         4,870,000
Nashville & Davidson Cnty., TN IDB RB, Second Harvest Food Bank Project,
   Series 2002, 1.90%(1)                                                                   1,000,000         1,000,000
Nashville & Davidson Cnty., TN IDV RRB, Trevecca Nazarene University Project,
   Series 2003, 0.85%(1)                                                                   3,650,000         3,650,000
Nashville & Davidson Cnty., TN RB, Belmont University Project, Series 2005,
   0.80%(1)                                                                                1,545,000         1,545,000
Nashville & Davidson Cnty., TN RB, Ensworth School Project, Series 2002, 0.85%(1)          1,540,000         1,540,000
Springfield, TN IDB RRB, The Kroger Co., Series 2004, 1.35%(1)                             4,500,000         4,500,000
Sumner Cnty., TN HE&HFB RB, Sumner Academy Project, Series 1998, 1.75%(1)                    350,000           350,000
                                                                                                       ---------------
                                                                                                            31,295,000
                                                                                                       ---------------
TEXAS--14.7%
Aledo, TX ISD School Building GOUN, 1.75%, 2/1/09(3)                                      16,085,000        16,085,000
Arlington, TX ISD School Building REF GOUN, Series 1999, 5%, 1/1/09                        6,965,000         6,992,208
Beaumont, TX ISD GOUN, SPEARS Deutsche Bank/Lifers Trust-Series DB-615, 1.25%(1, 2)        6,690,000         6,690,000
Bexar Cnty., TX HFC MH RRB, Vista Meadows Project, Series 2006, 1.30%(1)                   6,435,000         6,435,000
Bexar Cnty., TX HFDC Health Care RB, El Centro del Barrio, Series 2007A, 1.30%(1)         14,755,000        14,755,000
Bexar Cnty., TX HFDC Health Care RB, El Centro del Barrio, Series 2007B, 1.30%(1)          2,000,000         2,000,000
Birdville, TX ISD REF GOUN, Series 2003, 5%, 2/15/09                                       1,600,000         1,605,474
Brazoria Cnty., TX HFDC Hospital RB, Brazosport Memorial Hospital, 1.15%(1)                7,100,000         7,100,000
Brazos River, TX Harbor Navigation District RB, BASF Corp. Project, 3.65%(1)                 500,000           500,000
Brazos River, TX IDV Corp. RRB, BASF Corp. Project, 3.50%(1)                               4,400,000         4,400,000
Carrollton-Farmers Branch, TX ISD School Building GOUN, Series 2004, 5%, 2/15/09           2,160,000         2,167,827


                        F12 | CENTENNIAL TAX EXEMPT TRUST

                                                                                        PRINCIPAL
                                                                                          AMOUNT            VALUE
                                                                                     ---------------   ---------------
TEXAS Continued
Carrollton-Farmers Branch, TX ISD School Building GOUN, Series 2006, 4.25%,
   2/15/09                                                                           $     2,280,000   $     2,286,414
Conroe, TX ISD GOUN, PTTR, Series 2487, 1.25%(1, 2)                                        2,250,000         2,250,000
Dallam Cnty., TX IDV Corp. RB, Consolidated Dairy Management LLC Project, 1.75%(1)         2,100,000         2,100,000
Dallam Cnty., TX IDV Corp. RB, Rick & Janice Van Ryn Project, Series 2007, 1.75%(1)        2,600,000         2,600,000
Del Valle, TX Independent School DistUnlimited Tax Refunding Bonds, Series 2005,
   3%, 2/1/09                                                                              1,000,000         1,001,689
Del Valle, TX ISD GOUN, PTTR, Series 1946, 1.28%(1, 2)                                     2,990,000         2,990,000
Fort Worth, TX ISD Unlimited Tax Refund & Improvement GOUN, Series 2008, 4%,
   2/15/09                                                                                 2,015,000         2,019,614
Fort Worth, TX ISD Unlimited Tax Refund & Improvement REF GOUN, Series 1999, 5%,
   1/1/09                                                                                  1,355,000         1,360,496
Frisco, TX ISD GOUN, PTTR, Series 2687, 1.28%(1, 2)                                        5,010,000         5,010,000
Georgetown, TX HFDC Retirement Facilities RRB, Wesleyan Homes, Inc. Project,
   1.14%(1)                                                                                6,695,000         6,695,000
Harris Cnty., TX ECFA Finance Corp. RRB, Hermann Healthcare System,
   Series 2008 D-2, 1.15%(1)                                                               5,000,000         5,000,000
Harris Cnty., TX HFDC Hospital RB, Baylor College of Medicine, Series B, 1.10%(1)         24,500,000        24,500,000
Houston, TX ISD Schoolhouse REF GOLB, Series 1999A, 5%, 1/1/09                             6,500,000         6,530,550
Houston, TX Utility System RB, SPEARS Deutsche Bank/Lifers Trust-Series DBE-551,
   1.25%(1, 2)                                                                             4,150,000         4,150,000
Huntsville, TX ISD REF GOUN, Series 2004, 5%, 2/15/09                                      1,050,000         1,053,796
Katy, TX ISD GOUN, Series 2000, 1.15%(1)                                                   6,200,000         6,200,000
Killeen, TX ISD REF GOUN, Series 2005, 3%, 2/15/09                                           500,000           500,499
Lake Travis, TX ISD REF GOUN, Series 2008, 3.50%, 2/15/09                                     30,000            30,018
Lamar, TX Consolidated ISD Schoolhouse GOUN, Series 1999, 5.10%, 2/15/09                   1,000,000         1,004,190
Lamar, TX ISD REF GOUN, SPEARS Deutsche Bank/Lifers Trust-Series DB-512, 1.25%(1, 2)       6,500,000         6,500,000
Longview TX ISD School Building GOUN, PTTR, Series 3059, 1.25%(1, 2)                       2,295,000         2,295,000
Lovejoy, TX GOUN, SPEARS Deutsche Bank/Lifers Trust-Series DB-514, 1.25%(1, 2)             3,275,000         3,275,000
Mesquite, TX ISD School Building GOUN, Series 2000, 1.50%(1)                               1,925,000         1,946,033
Northeast TX ISD GOUN, Series 2007A, 3.78%, 6/1/09(3)                                      8,400,000         8,453,916
Northeast TX ISD REF GOUN, Series 2004, 5%, 8/1/09                                         6,400,000         6,514,418
Northside, TX ISD GOUN, PTTR, Series 2918Z, 1.25%(1, 2)                                    6,325,000         6,325,000
Raymondville, TX ISD School Building GOUN, Series 1999, 5.20%, 1/1/09                        190,000           190,689
Red River, TX Educational FAU RB, Parish Day School Project, Series A, 1%(1)               6,120,000         6,120,000
Red River, TX Educational FAU RB, Parish Episcopal School Project, 1%(1)                   4,765,000         4,765,000


                        F13 | CENTENNIAL TAX EXEMPT TRUST

STATEMENT OF INVESTMENTS Unaudited / Continued

                                                                                        PRINCIPAL
                                                                                          AMOUNT            VALUE
                                                                                     ---------------   ---------------
TEXAS Continued
Richardson, TX ISD School Building GOUN, Series 2004, 3.25%, 2/15/09                 $       450,000   $       450,542
San Antonio, TX Electric & Gas RRB, Series A, 5%, 1/1/09                                     585,000           592,506
San Antonio, TX Electric & Gas System RB, SPEARS Deutsche Bank/Lifers Trust-Series
   DB-602, 1.25%(1, 2)                                                                     8,335,000         8,335,000
San Antonio, TX Electric & Gas System RRB, 1997A, 5.60%, 1/1/09                           12,705,000        12,727,244
San Antonio, TX Electric & Gas System RRB, Series 1998A, 5.125%, 2/1/09                    1,500,000         1,504,336
San Antonio, TX Electric & Gas System RRB, Series 1998A, 5.25%, 1/1/09                     3,510,000         3,555,224
San Antonio, TX Water RB, SGMSTR Series SGC-38, Cl. A, 1.25%(1, 2)                        13,085,000        13,085,000
Spring, TX ISD REF GOUN, SPEARS Deutsche Bank/Lifers Trust-Series DB-603,
   1.25%(1, 2)                                                                             3,820,000         3,820,000
Tarrant Cnty., TX Cultural Education Hospital RRB, Valley Baptist Medical Center,
   Series 2007, 0.65%(1)                                                                   9,150,000         9,150,000
TX Transportation Commission Mobility Fund GOUN, PTTR, Series 2615, 1.20%(1, 2)            2,100,000         2,100,000
TX Transportation Commission Mobility Fund GOUN, Series 2006, 5%, 4/1/09                   1,400,000         1,410,010
University of TX RRB, PTTR, Series 2775, 1.20%(1, 2)                                       5,105,000         5,105,000
University of TX System Board of Regents RRB, Financing System, Series 1999B,
   5.75%, 1/1/09                                                                           6,770,000         6,942,268
University of TX System Board of Regents RRB, Financing System, Series 2004A, 5%,
   8/15/09                                                                                 4,510,000         4,600,422
University of TX System Board of Regents RRB, Financing System, Series A, 1.57%,
   2/5/09                                                                                  8,000,000         8,000,000
University of TX System Board of Regents RRB, MERLOTS Series 2003 B14, 1.30%(1, 2)        11,210,000        11,210,000
University of TX System Board of Regents RRB, Series A, 0.40%, 2/5/09                     14,500,000        14,500,000
Upper Trinity Regional Water District, TX Denton Cnty. Regional Water Supply RB,
   1.65%, 2/11/09                                                                          3,800,000         3,800,000
                                                                                                       ---------------
                                                                                                           303,285,383
                                                                                                       ---------------
UTAH--0.8%
Beaver Cnty., UT Environmental Facilities RB, Best Biofuels LLC Project,
   Series 2003A, 1.60%(1)                                                                 10,985,000        10,985,000
Riverdale, UT RA Tax Increment RB, 1.23%(1)                                                  820,000           820,000
UT Board of Regents RRB, University of UT, 1.15%(1)                                        3,100,000         3,100,000
Weber Cnty., UT Industrial RB, Enable Industries, Inc., Series 2003, 1.23%(1)                715,000           715,000
                                                                                                       ---------------
                                                                                                            15,620,000
                                                                                                       ---------------
VIRGINIA--4.4%
Albemarle Cnty., VA IDAU RB, Thomas Jefferson Foundation, Inc., 0.85%(1)                   1,215,000         1,215,000
Alexandria, VA IDAU Headquarters Facilities RB, American Society Clinical
   Oncology, Series B, 1.40%(1)                                                           25,025,000        25,025,000


                        F14 | CENTENNIAL TAX EXEMPT TRUST

                                                                                        PRINCIPAL
                                                                                          AMOUNT            VALUE
                                                                                     ---------------   ---------------
VIRGINIA Continued
Arlington Cnty., VA IDAU MH RRB, Woodbury Park Apts. Project,
   Series 2005A, 1.20%(1)                                                            $       800,000   $       800,000
Chesterfield Cnty., VA Health Center Community Residential Care Facility RB,
   Lucy Corr Village, Series 2008B, 1.25%(1)                                               2,990,000         2,990,000
Fairfax Cnty., VA IDAU RB, Inova Health System, Series 2008B-1, 1.60%, 5/15/09(3)          4,950,000         4,950,000
Fairfax Cnty., VA IDAU RB, Series 2008C-4, 1.60%, 4/15/09(3)                               3,000,000         3,000,000
Fauquier Cnty., VA IDAU RRB, Highland School Project, Series 2008, 1.25%(1)                4,250,000         4,250,000
Henrico Cnty., VA EDAU Residential Care Facilities RB, Westminster Canterbury,
   1.25%(1)                                                                                3,200,000         3,200,000
Lewistown, VA Commerce Center CDAU SPTX Bonds, MSTFC Series 2006-2115, 1.27%(1, 2)         4,000,000         4,000,000
Lexington, VA IDAU Hospital Facilities RRB, Stonewall Jackson Hospital,
   MERLOTS Series E01, 1.30%(1, 2)                                                        16,950,000        16,950,000
Norfolk, VA RED & HAU MH RRB, Archers Green LP, 1.92%(1)                                   1,890,000         1,890,000
Salem, VA IDAU MH RB, Oak Park Apts. Project, Series 2008, 0.95%(1)                        2,745,000         2,745,000
VA Small Business FAU RB, VA Museum of Fine Arts Foundation, 2.03%(1)                     20,000,000        20,000,000
                                                                                                       ---------------
                                                                                                            91,015,000
                                                                                                       ---------------
WASHINGTON--1.0%
King Cnty., WA HAU RB, Summerfield Apts. Project, Series 2005, 1.22%(1)                    1,765,000         1,765,000
Port Bellingham, WA IDV Corp. RB, FPE Renewables LLC Project, Series 2005, 1.47%(1)          620,000           620,000
WA EDFAU RRB, Benaroya Research Institute at Virginia Mason, Series 2006C, 1.25%(1)          880,000           880,000
WA Housing Finance Commission MH RB, Heatherwood Apts., 1.55%(1)                           3,400,000         3,400,000
WA Housing Finance Commission MH RB, Regency Park Apts., 1.55%(1)                          7,805,000         7,805,000
WA Motor Vehicle REF GOUN, SPEARS Deutsche Bank/Lifers Trust-Series DB-388,
   1.30%(1, 2)                                                                             5,630,000         5,630,000
                                                                                                       ---------------
                                                                                                            20,100,000
                                                                                                       ---------------
WEST VIRGINIA--0.8%
Kanawha Cnty., WV IDV RRB, The Kroger Co., Series 2004-A, 1.35%(1)                         4,500,000         4,500,000
Kanawha Cnty., WV IDV RRB, The Kroger Co., Series 2004-B, 1.35%(1)                         6,850,000         6,850,000
Marmet, WV CD RRB, The Kroger Co., Series 2004, 1.35%(1)                                   3,100,000         3,100,000
WV EDAU IDAU RB, Rubberlite, Inc. Project, Series 1999, 1.95%(1)                           2,000,000         2,000,000
                                                                                                       ---------------
                                                                                                            16,450,000
                                                                                                       ---------------
WISCONSIN--2.1%
Beaver Dam, WI IDV RB, Apache Stainless Equipment Corp.,
Series 1999A, 3.45%(1)                                                                       270,000           270,000
Brokaw, WI Sewer & SW RB, Wausau Paper Mills Co. Project, 1.50%(1)                         9,500,000         9,500,000
Columbus, WI IDV RB, Maysteel Corp. Project, Series 1994, 1.60%(1)                         2,000,000         2,000,000


                        F15 | CENTENNIAL TAX EXEMPT TRUST

STATEMENT OF INVESTMENTS Unaudited / Continued

                                                                                        PRINCIPAL
                                                                                          AMOUNT            VALUE
                                                                                     ---------------   ---------------
WISCONSIN Continued
Kiel, WI IDV RB, Polar Ware Co. Project, Series 2007, 1.83%(1)                       $     1,325,000   $     1,325,000
Kimberly, WI Development RB, Fox Cities YMCA Project, Series 2002, 5.80%(1)                1,400,000         1,400,000
La Crosse, WI IDV RB, GGP, Inc. Project, Series 2007A, 1.45%(1)                            1,955,000         1,955,000
Milwaukee, WI IDV RB, R&B Wagner Project, 2.30%(1)                                           975,000           975,000
New Glarus, WI IDV RB, LSI, Inc. New Glarus Project, Series 2003, 1.73%(1)                 1,345,000         1,345,000
Onalaska, WI IDV RB, Empire Screen Printing Project, Series 2006, 1.83%(1)                   880,000           880,000
Plymouth, WI IDV RB, Plymouth Foam, Inc. Project, Series 2000, 1.83%(1)                    1,000,000         1,000,000
West Bend, WI IDV RB, Jackson Concrete, Inc. Project, 1.83%(1)                             1,360,000         1,360,000
WI H&EFA RB, Community Care, Inc., Series 2005, 1.33%(1)                                   4,245,000         4,245,000
WI H&EFA RB, Group Health Cooperative of South Central Wisconsin, 1.33%(1)                 3,300,000         3,300,000
WI H&EFA RB, Lakeland College, Series 2005, 1.23%(1)                                       4,400,000         4,400,000
WI H&EFA RB, St. Camillus Health Center, Series 2005, 1.30%(1)                             2,420,000         2,420,000
WI H&EFA RRB, St. Camillus Health Care Center, Series 2003, 1.45%(1)                         820,000           820,000
WI Oneida Tribe of Indians HF RB, Series 2001, 1.20%(1)                                    6,000,000         6,000,000
                                                                                                       ---------------
                                                                                                            43,195,000
                                                                                                       ---------------
WYOMING--0.2%
Campbell Cnty., WY IDV RRB, Powder Basin Properties Project, Series 1996, 1.01%(1)         3,505,000         3,505,000
DISTRICT OF COLUMBIA--0.4%
District of Columbia RB, Institute for International Economics,
   Series 2000, 1.27%(1)                                                                   1,740,000         1,740,000
District of Columbia RB, National Museum Women Arts, 2.10%(1)                              2,275,000         2,275,000
District of Columbia RB, Wesley Theological Seminary, Series A, 1.08%(1)                   5,000,000         5,000,000
                                                                                                       ---------------
                                                                                                             9,015,000
                                                                                                       ---------------
U.S. POSSESSIONS--0.6%
Puerto Rico EPAU RRB, SGMSTR Series 2008 SGC57, Cl. A, 1.23%(1, 2)                        10,080,000        10,080,000
Puerto Rico HTAU RRB, Reset Option Certificates II-R Trust-Series 10327CE,
   1.37%(1, 2)                                                                             1,600,000         1,600,000
Puerto Rico Sales Tax Finance Corp. RRB, SPEARS Deutsche Bank/Lifers Trust-Series
   DBE-627, 1.20%(1, 2)                                                                      800,000           800,000
                                                                                                       ---------------
                                                                                                            12,480,000
                                                                                                       ---------------
OTHER SECURITIES--2.4%
Austin Trust Certificates-Series BOA 10000, TX Dept. of Housing, Bella Vista
   Apts., 1.45%(1, 2)                                                                     23,526,000        23,526,000


                        F16 | CENTENNIAL TAX EXEMPT TRUST

                                                                                        PRINCIPAL
                                                                                          AMOUNT            VALUE
                                                                                     ---------------   ---------------
OTHER SECURITIES Continued
Wells Fargo Stage Trust-Series 57C, District of Columbia Georgetown
   University, 1.24%(1)                                                              $    24,995,000   $    24,995,000
                                                                                                       ---------------
                                                                                                            48,521,000
                                                                                                       ---------------
TOTAL INVESTMENTS, AT VALUE (COST $2,049,901,088)                                               99.7%    2,049,901,088
OTHER ASSETS NET OF LIABILITIES                                                                  0.3         6,661,601
                                                                                     ---------------   ---------------
NET ASSETS                                                                                    100.0%   $ 2,056,562,689
                                                                                     ===============   ===============

FOOTNOTES TO STATEMENT OF INVESTMENTS

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

AA        Airport Authority
BOE       Board of Education
CD        Commercial Development
CDAU      Community Development Authority
COP       Certificates of Participation
DAU       Development Authority
DFA       Development Finance Authority
ECFA      Educational and Cultural Facilities Authority
ED        Economic Development
EDAU      Economic Development Authority
EDC       Economic Devel. Corp.
EDFAU     Economic Development Finance Authority
EDLFA     Educational Facilities Authority
EMH       Elmhurst Memorial Hospital
EPAU      Electric Power Authority
FA        Facilities Authority
FAU       Finance Authority
GOLB      General Obligation Ltd. Bonds
GOUN      General Obligation Unlimited Nts.
H&EFA     Health and Educational Facilities Authority
H&EFB     Health and Educational Facilities Board
HA        Hospital Authority
HAU       Housing Authority
HCF       Health Care Facilities
HE&H      Higher Educational and Health
HE&HFA    Higher Education and Health Facilities Authority
HE&HFB    Health Educational and Housing Facility Board
HEFA      Higher Education Facilities Authority
HEFAU     Higher Educational Facilities Authority
HF        Health Facilities
HF&D      Housing Finance and Development
HFA       Housing Finance Agency
HFAU      Health Facilities Authority
HFC       Housing Finance Corp.
HFDC      Health Facilities Devel. Corp.
HFFAU     Health Facilities Finance Authority
HTAU      Highway & Transportation Authority
I&E       Infrastructure and Economic
IDA       Industrial Devel. Agency
IDAU      Industrial Development Authority
IDB       Industrial Development Board
IDC       Industrial Devel. Corp.
IDV       Industrial Development
ISD       Independent School District
MERLOTS   Municipal Exempt Receipts Liquidity Option Tender
MH        Multifamily Housing
MSTFC     Morgan Stanley & Co., Inc. Trust Floater Certificates
MWFAU     Municipal Water Finance Authority
NYC       New York City
NYS       New York State
POAU      Port Authority
PP        Professionals PRN, Inc.
PTTR      Puttable Tax Exempt Receipts
RA        Redevelopment Agency/Authority
RANs      Revenue Anticipation Nts.
RB        Revenue Bonds
RED       Redevelopment
REF       Refunding
RRB       Revenue Refunding Bonds
SCDAU     Statewide Communities Development Authority
SDI       School District
SFM       Single Family Mtg.
SGMSTR    Societe Generale, NY Branch Municipal Security Trust Receipts
SPEARS    Short Puttable Exempt Adjustable Receipts
SPO       Special Obligations
SPTX      Special Tax
SW        Solid Waste
SWD       Solid Waste Disposal
TFA       Transitional Finance Authority
TXAL      Tax Allocation
UDC       Urban Devel. Corp.
USD       Unified School District
YMCA      Young Men's Christian Assoc.


                       F17 | CENTENNIAL TAX EXEMPT TRUST

STATEMENT OF INVESTMENTS Unaudited / Continued

FOOTNOTES TO STATEMENT OF INVESTMENTS Continued

(1.) Floating or variable rate obligation maturing in more than one year. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on December 31, 2008. This instrument has a demand feature which allows, on up to 30 days' notice, the recovery of principal at any time, or at specified intervals not exceeding one year.

(2.) Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $524,819,499 or 25.52% of the Trust's net assets as of December 31, 2008.

(3.) Put obligation redeemable at full principal value on the date reported.

(4.) Illiquid security. The aggregate value of illiquid securities as of December 31, 2008 was $11,610,000, which represents 0.56% of the Trust's net assets. See Note 4 of accompanying Notes.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Trust's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1--quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2--inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3--unobervable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Trust's investments was determined based on the following inputs as of December 31, 2008:

                                               INVESTMENTS IN   OTHER FINANCIAL
VALUATION DESCRIPTION                            SECURITIES       INSTRUMENTS*
---------------------                          --------------   ---------------
Level 1--Quoted Prices                         $           --         $--
Level 2--Other Significant Observable Inputs    2,049,901,088          --
Level 3--Significant Unobservable Inputs                   --          --
                                               --------------         ---
Total                                          $2,049,901,088         $--
                                               ==============         ===

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Trust at that date. Options written and swaps are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE TRUST'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       F18 | CENTENNIAL TAX EXEMPT TRUST

STATEMENT OF ASSETS AND LIABILITIES Unaudited

December 31, 2008
-----------------
ASSETS
Investments, at value (cost $2,049,901,088)--see accompanying statement of investments    $2,049,901,088
Cash                                                                                             423,176
Receivables and other assets:
Interest                                                                                       6,483,107
Shares of beneficial interest sold                                                                   748
Other                                                                                            460,810
                                                                                          --------------
Total assets                                                                               2,057,268,929
                                                                                          ==============
LIABILITIES
Payables and other liabilities:
Shares of beneficial interest redeemed                                                           596,788
Transfer and shareholder servicing agent fees                                                     40,089
Distribution and service plan fees                                                                24,496
Shareholder communications                                                                        12,000
Trustees' compensation                                                                             4,953
Investments purchased                                                                                500
Other                                                                                             27,414
                                                                                          --------------
Total liabilities                                                                                706,240
                                                                                          --------------
NET ASSETS                                                                                $2,056,562,689
                                                                                          ==============
COMPOSITION OF NET ASSETS
Paid-in capital                                                                           $2,056,491,635
Accumulated net realized gain on investments                                                      71,054
                                                                                          --------------
NET ASSETS--applicable to 2,056,520,683 shares of beneficial interest outstanding         $2,056,562,689
                                                                                          ==============
NET ASSET VALUE, REDEMPTION PRICE PER SHARE AND OFFERING PRICE PER SHARE                  $         1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       F19 | CENTENNIAL TAX EXEMPT TRUST

STATEMENT OF OPERATIONS Unaudited

For the Six Months Ended December 31, 2008
------------------------------------------
INVESTMENT INCOME
Interest                                                                                  $   25,671,169
EXPENSES
Management fees                                                                                4,579,356
Service plan fees                                                                              2,154,568
Insurance expense                                                                                313,104
Transfer and shareholder servicing agent fees                                                    236,219
Legal, auditing and other professional fees                                                       10,475
Trustees' compensation                                                                             8,516
Custodian fees and expenses                                                                        6,654
Other                                                                                            141,686
                                                                                          --------------
Total expenses                                                                                 7,450,578
                                                                                          --------------
NET INVESTMENT INCOME                                                                         18,220,591
NET REALIZED GAIN ON INVESTMENTS                                                                 358,654
                                                                                          --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                      $   18,579,245
                                                                                          ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       F20 | CENTENNIAL TAX EXEMPT TRUST

STATEMENTS OF CHANGES IN NET ASSETS

                                                                  SIX MONTHS           YEAR
                                                                    ENDED              ENDED
                                                              DECEMBER 31, 2008      JUNE 30,
                                                                 (UNAUDITED)           2008
                                                              -----------------   --------------
OPERATIONS
Net investment income                                           $   18,220,591       $47,330,096
Net realized gain                                                      358,654           226,633
                                                                --------------    --------------
Net increase in net assets resulting from operations                18,579,245        47,556,729
                                                                ==============    ==============
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income                               (18,193,453)      (47,357,234)
Distributions from net realized gain                                  (506,604)         (336,019)
BENEFICIAL INTEREST TRANSACTIONS
Net increase (decrease) in net assets resulting from
   beneficial interest transactions                               (458,274,899)      814,218,151
NET ASSETS
Total increase (decrease)                                         (458,395,711)      814,081,627
Beginning of period                                              2,514,958,400     1,700,876,773
                                                                --------------    --------------
End of period (including accumulated net investment loss of
   $27,138 for the period ended June 30, 2008)                  $2,056,562,689    $2,514,958,400
                                                                ==============    ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       F21 | CENTENNIAL TAX EXEMPT TRUST

FINANCIAL HIGHLIGHTS

                                                   SIX MONTHS
                                                     ENDED
                                                  DECEMBER 31,                                       YEAR ENDED JUNE 30,
                                                      2008                                          --------------------
                                                   (UNAUDITED)    2008        2007        2006       2005          2004
                                                  ------------   ------      ------      ------     ------        ------
PER SHARE OPERATING DATA
Net asset value, beginning of period                $ 1.00       $ 1.00      $ 1.00      $ 1.00     $ 1.00        $ 1.00
Income from investment operations-net
   investment income and net realized gain             .01(1)       .02(1)      .03(1)      .02(1)     .01(1)         --(2)
Dividends and/or distributions to shareholders:
Dividends from net investment income                  (.01)        (.02)       (.03)       (.02)      (.01)           --(2)
Distributions from net realized gain                    --(2)        --(2)       --(2)       --         --            --
                                                    ------       ------      ------      ------     ------        ------
Total dividends and/or distributions
   to shareholders                                    (.01)        (.02)       (.03)       (.02)      (.01)           --(2)
                                                    ------       ------      ------      ------     ------        ------
Net asset value, end of period                      $ 1.00       $ 1.00      $ 1.00      $ 1.00     $ 1.00        $ 1.00
                                                    ======       ======      ======      ======     ======        ======
TOTAL RETURN(3)                                       0.84%        2.44%       3.09%       2.44%      1.21%         0.35%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)             $2,057       $2,515      $1,701      $1,710     $1,701        $1,778
Average net assets (in millions)                    $2,244       $2,040      $1,764      $1,701     $1,797        $1,851
Ratios to average net assets:(4)
Net investment income                                 1.61%        2.32%       3.04%       2.40%      1.20%         0.35%
Total expenses                                        0.66%        0.66%(5)    0.67%(5)    0.68%      0.67%(5,6)    0.67%(5)


(1.) Per share amounts calculated based on the average shares outstanding during the period.

(2.) Less than $0.005 per share.

(3.) Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on trust distributions or the redemption of trust shares.

(4.) Annualized for periods less than one full year.

(5.) Reduction to custodian expenses less than 0.005%.

(6.) Voluntary waiver and/or reimbursement of management fees less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       F22 | CENTENNIAL TAX EXEMPT TRUST

NOTES TO FINANCIAL STATEMENTS Unaudited

1. SIGNIFICANT ACCOUNTING POLICIES

Centennial Tax Exempt Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust's investment objective is to seek the maximum short-term interest income exempt from federal income taxes that is consistent with low capital risk and the maintenance of liquidity. The Trust's investment advisor is Centennial Asset Management Corporation (the "Manager"), a subsidiary of OppenheimerFunds, Inc. ("OFI").

     The following is a summary of significant accounting policies consistently followed by the Trust.

SECURITIES VALUATION. The net asset value of shares of the Trust is normally determined twice each day, at Noon Eastern time and at 4:00 P.M. Eastern time on each day the New York Stock Exchange (the "Exchange") is open for trading. Securities are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures approved by the Trust's Board of Trustees.

     Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Trust is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Trust's investments under these levels of classification is included following the Statement of Investments.

     "Money market-type" instruments are typically designated as Level 2.

     In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Trust's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest


                       F23 | CENTENNIAL TAX EXEMPT TRUST

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

1. SIGNIFICANT ACCOUNTING POLICIES Continued

rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

     Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

     There have been no significant changes to the fair valuation methodologies during the period.

FEDERAL TAXES. The Trust intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders. Therefore, no federal income or excise tax provision is required. The Trust files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Trust's tax return filings generally remain open for the three preceding fiscal reporting period ends.

     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Trust.

TRUSTEES' COMPENSATION. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Trust. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Trust or in other Oppenheimer funds selected by the Trustee. The Trust purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Trust asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Trust, and will not materially affect the Trust's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually but may be paid at other times to maintain the net asset value per share at $1.00.


                       F24 | CENTENNIAL TAX EXEMPT TRUST

INVESTMENT INCOME. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Trust on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Trust pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Trust, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Trust during the period. Such interest expense and other custodian fees may be paid with these earnings.

SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

INDEMNIFICATIONS. The Trust's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Trust. In the normal course of business, the Trust may also enter into contracts that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Trust. The risk of material loss from such claims is considered remote.

OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SHARES OF BENEFICIAL INTEREST

The Trust has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                                    SIX MONTHS ENDED
                                                    DECEMBER 31, 2008               YEAR ENDED JUNE 30, 2008
                                            ---------------------------------   --------------------------------
                                                SHARES             AMOUNT           SHARES            AMOUNT
                                            --------------    ---------------   --------------   ---------------
Sold                                         3,952,622,889    $ 3,952,622,889    7,247,964,441   $ 7,247,964,441
Dividends and/or distributions reinvested       18,518,965         18,518,965       47,100,245        47,100,245
Redeemed                                    (4,429,416,753)    (4,429,416,753)  (6,480,846,535)   (6,480,846,535)
                                            --------------    ---------------   --------------   ---------------
Net increase (decrease)                       (458,274,899)   $  (458,274,899)     814,218,151   $   814,218,151
                                            ==============    ===============   ==============   ===============


                       F25 | CENTENNIAL TAX EXEMPT TRUST

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Trust pays the Manager a management fee based on the daily net assets of the Trust at an annual rate as shown in the following table:

FEE SCHEDULE

Up to $250 million   0.500%
Next $250 million    0.475
Next $250 million    0.450
Next $250 million    0.425
Next $250 million    0.400
Next $250 million    0.375
Next $500 million    0.350
Over $2 billion      0.325

TRANSFER AGENT FEES. Shareholder Services, Inc. ("SSI") acts as the transfer and shareholder servicing agent for the Trust. The Trust pays SSI a per account fee. For the six months ended December 31, 2008, the Trust paid $231,351 to SSI for services to the Trust.

SERVICE PLAN (12B-1) FEES. The Trust has adopted a Service Plan (the "Plan"). It reimburses Centennial Asset Management Corporation (the "Distributor"), for a portion of its costs incurred for services provided to accounts that hold shares of the Trust. Reimbursement is made periodically depending on asset size, at an annual rate of up to 0.20% of the average annual net assets of the Trust. The Distributor currently uses all of those fees (together with significant amounts from the Manager's own resources) to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold shares of the Trust. Fees incurred by the Trust under the Plan are detailed in the Statement of Operations.

WAIVERS AND REIMBURSEMENTS OF EXPENSES. Under the investment advisory agreement, when the value of the Trust's net assets is less than $1.5 billion, the annual fee payable to the Manager shall be reduced by $100,000 based on average net assets computed daily and paid monthly at the annual rates. However, the annual fee cannot be less than $0.

     The Manager has voluntarily undertaken to waive fees to the extent necessary to assist the Trust in attempting to maintain a positive yield. There is no guarantee that the Trust will maintain a positive yield. That undertaking may be amended or withdrawn at any time.

     SSI has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.35% of average annual net assets of the Trust. This undertaking may be amended or withdrawn at any time.

4. ILLIQUID SECURITIES

As of December 31, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Trust will not invest more than 10% of its net assets (determined at the time of purchase and


                       F26 | CENTENNIAL TAX EXEMPT TRUST
reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

5. TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET FUNDS

The Trust's Board of Trustees has elected for the Trust to participate in the Temporary Guarantee Program for Money Market Funds (the "Program") established by the U.S. Treasury Department. The Treasury Department has accepted the Trust's application to participate in the Program and entered into a Guarantee Agreement with the Trust dated as of September 19, 2008. The Trust has also notified the Treasury Department of its intent to continue its participation in the Program through April 30, 2009.

     Under the Program, shareholders of the Trust as of the close of business on September 19, 2008 may be guaranteed against loss in the event that the Trust's net asset value falls below $0.995. The Program applies only to shareholders of record as of the close of business on September 19, 2008. The number of shares covered by the Program will be the lesser of (a) the number of shares of the Trust owned by the shareholder on September 19, 2008 or (b) the number of shares owned by the shareholder on the date the Trust's net asset value falls below $0.995. If the number of shares of the Trust a shareholder holds after September 19, 2008 fluctuates during the Program period due to purchases or redemptions of shares, any shares in excess of the amount held as of the close of business on September 19, 2008 will not be covered.

     The Trust has paid a fee to participate in the Program's initial term in the amount equal to 0.01% of the Trust's net assets as of the close of business on September 19, 2008. The Trust has paid an additional fee to continue its participation in the Program through April 30, 2009 in the amount of 0.015% of the Trust's net assets as of the close of business on September 19, 2008. Fees paid by the Trust to participate in the Program are shown as insurance expense on the Statement of Operations. Participation in any further extension of the Program would require payment of an additional fee.

6. RECENT ACCOUNTING PRONOUNCEMENT

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards ("SFAS") No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Trust uses derivative instruments, how these activities are accounted for, and their effect on the Trust's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Trust's financial statements and related disclosures.


                       F27 | CENTENNIAL TAX EXEMPT TRUST

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

7. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

At a meeting held on August 20, 2008, the Board of Trustees of the Trust appointed KPMG LLP as the independent registered public accounting firm to the Trust for fiscal year 2009, replacing the firm of Deloitte & Touche LLP, effective at the conclusion of the fiscal 2008 audit. During the two most recent fiscal years the audit reports of Deloitte & Touche LLP contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. Further, there were no disagreements between the Trust and Deloitte & Touche LLP on accounting principles, financial statement disclosure or audit scope, which if not resolved to the satisfaction of Deloitte & Touche LLP would have caused it to make reference to the disagreements in connection with its reports.

8. SUBSEQUENT EVENT

The remaining shareholders of the Trust redeemed their shares on February 13, 2009. Following that redemption, the Trust commenced winding down its operations.


                       F28 | CENTENNIAL TAX EXEMPT TRUST

BOARD APPROVAL OF THE FUND'S INVESTMENT ADVISORY AGREEMENT Unaudited

Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew Centennial Tax Exempt Trust's (the "Fund") investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

     The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Fund and the Manager,
(iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.

     Outlined below is a summary of the principal information considered by the Board as well as the Board's conclusions.

     NATURE, QUALITY AND EXTENT OF SERVICES. The Board considered information about the nature, quality and extent of the services provided to the Fund and information regarding the Manager's key personnel who provide such services. The Manager's duties include providing the Fund with the services of the portfolio manager and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.


                         5 | CENTENNIAL TAX EXEMPT TRUST

BOARD APPROVAL OF THE FUND'S INVESTMENT ADVISORY AGREEMENT Unaudited / Continued

     The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's advisory, administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Carol Wolf, the portfolio manager for the Fund, and the Manager's investment team and analysts. The Board members also considered the totality of their experiences with the Manager as Directors or Trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund's service agreements. The Board concluded in light of the Manager's experience, reputation, personnel, operations and resources, the Fund benefits from the services provided under the Agreement.

     INVESTMENT PERFORMANCE OF THE MANAGER AND THE FUND. Throughout the year, the Manager provided information on the investment performance of the Fund and the Manager, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other retail front-end load and no-load tax-exempt money market funds advised by other investment advisers. The Board considered that the Fund performed competitively vis-a-vis its performance universe median during the one-, three-, five- and ten-year periods. The Board considered the Manager's assertion that in the ten-year period the difference between the best and the worst performer was only 0.9% and that the gross performance of the Fund compared favorably to its peers.

     COSTS OF SERVICES BY THE MANAGER. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and tax-exempt money market funds with comparable asset levels and distribution features. The Board considered that the Fund's actual management fees and total expenses were higher than its expense group median.


                         6 | CENTENNIAL TAX EXEMPT TRUST

     ECONOMIES OF SCALE AND PROFITS REALIZED BY THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Fund. The Board noted that the Fund currently has management fee breakpoints, which are intended to share with Fund shareholders economies of scale that may exist as the Fund's assets grow.

     OTHER BENEFITS TO THE MANAGER. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates. The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders.

     CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees' counsel are independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

     Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.


                         7 | CENTENNIAL TAX EXEMPT TRUST

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited

The Trust has adopted Portfolio Proxy Voting Policies and Procedures under which the Trust votes proxies relating to securities ("portfolio proxies") held by the Trust. A description of the Trust's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Trust toll-free at 1.800.525.7048, (ii) on the Trust's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Trust is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Trust's voting record is available (i) without charge, upon request, by calling the Trust toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

     The Trust files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Trust's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                         8 | CENTENNIAL TAX EXEMPT TRUST



ITEM 2. CODE OF ETHICS.

Not applicable to semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

a) Not applicable.
b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      - the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      - a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      - any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      - the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2008, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1) Not applicable to semiannual reports.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Centennial Tax Exempt Trust

By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: 02/11/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: 02/11/2009

By:   /s/ Brian W. Wixted
      ----------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: 02/11/2009